Pensions - Movements in Net Defined Benefit Liability (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (480,107)	$ (520,765)	$ (478,526)
Current service cost	(263)	(332)	(382)
Interest (expense) income	(4,664)	(6,339)	(8,138)
Total	(485,034)	(527,436)	(487,046)
Return of plan assets (excluding the amount included in interest income or expense)	12,568	12,601	8,145
Financial assumption movement effect	(57,180)	(27,993)	(56,934)
Experience adjustments	(7,378)	36,308	(11,172)
Gain (loss) on remeasurement, net defined benefit liability (asset)	(51,990)	20,916	(59,961)
Pension fund contribution	25,373	26,413	26,242
Ending balance	(511,651)	(480,107)	(520,765)
Present Value of Defined Benefit Obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(901,159)	(910,081)	(838,543)
Current service cost	(263)	(332)	(382)
Interest (expense) income	(8,835)	(11,170)	(14,429)
Total	(910,257)	(921,583)	(853,354)
Financial assumption movement effect	(57,180)	(27,993)	(56,934)
Experience adjustments	(7,378)	36,308	(11,172)
Gain (loss) on remeasurement, net defined benefit liability (asset)	(64,558)	8,315	(68,106)
Paid pension	31,424	12,109	11,379
Ending balance	(943,391)	(901,159)	(910,081)
Fair Value of Plan Assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	421,052	389,316	360,017
Interest (expense) income	4,171	4,831	6,291
Total	425,223	394,147	366,308
Return of plan assets (excluding the amount included in interest income or expense)	12,568	12,601	8,145
Gain (loss) on remeasurement, net defined benefit liability (asset)	12,568	12,601	8,145
Pension fund contribution	25,373	26,413	26,242
Paid pension	(31,424)	(12,109)	(11,379)
Ending balance	$ 431,740	$ 421,052	$ 389,316